UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23097

 NAME OF REGISTRANT:                     Cohen & Steers Low Duration
                                         Preferred and Income Fund,
                                         Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 280 Park Avenue
                                         10th Floor
                                         New York, NY 10017

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Dana A. DeVivo
                                         280 Park Avenue
                                         10th Floor
                                         New York, NY 10017

 REGISTRANT'S TELEPHONE NUMBER:          212-832-3232

 DATE OF FISCAL YEAR END:                04/30

 DATE OF REPORTING PERIOD:               07/01/2019 - 06/30/2020


Cohen & Steers Low Duration Preferred and Income Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
 SUNTRUST BANKS, INC.                                                                        Agenda Number:  935058330
--------------------------------------------------------------------------------------------------------------------------
        Security:  867914509
    Meeting Type:  Special
    Meeting Date:  30-Jul-2019
          Ticker:  STIPRA
            ISIN:  US8679145099
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve the Amended Agreement and Plan                 Mgmt          For                            For
       of Merger, dated as of February 7, 2019, as
       amended as of June 14, 2019 (as further
       amended from time to time, the "Merger
       Agreement"), by and between BB&T
       Corporation, a North Carolina corporation,
       and SunTrust Banks, Inc., a Georgia
       corporation ("SunTrust") (the "SunTrust
       merger proposal").

2.     To approve, on an advisory (non-binding)                  Mgmt          For                            For
       basis, the executive officer compensation
       that will or may be paid to SunTrust's
       named executive officers in connection with
       the transactions contemplated by the Merger
       Agreement.

3.     To adjourn the SunTrust special meeting, if               Mgmt          For                            For
       necessary or appropriate, to solicit
       additional proxies if, immediately prior to
       such adjournment, there are not sufficient
       votes to approve the SunTrust merger
       proposal or to ensure that any supplement
       or amendment to the accompanying joint
       proxy statement/prospectus is timely
       provided to holders of SunTrust common
       stock and holders of SunTrust preferred
       stock.




--------------------------------------------------------------------------------------------------------------------------
 SUNTRUST PREFERRED CAPITAL I                                                                Agenda Number:  935058253
--------------------------------------------------------------------------------------------------------------------------
        Security:  86800XAA6
    Meeting Type:  Special
    Meeting Date:  30-Jul-2019
          Ticker:
            ISIN:  US86800XAA63
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve the Amended Agreement and Plan                 Mgmt          For                            For
       of Merger, dated as of February 7, 2019, as
       amended as of June 14, 2019 (as further
       amended from time to time, the "Merger
       Agreement"), by and between BB&T
       Corporation, a North Carolina corporation,
       and SunTrust Banks, Inc., a Georgia
       corporation ("SunTrust") (the "SunTrust
       merger proposal").

2.     To approve, on an advisory (non-binding)                  Mgmt          For                            For
       basis, the executive officer compensation
       that will or may be paid to SunTrust's
       named executive officers in connection with
       the transactions contemplated by the Merger
       Agreement.

3.     To adjourn the SunTrust special meeting, if               Mgmt          For                            For
       necessary or appropriate, to solicit
       additional proxies if, immediately prior to
       such adjournment, there are not sufficient
       votes to approve the SunTrust merger
       proposal or to ensure that any supplement
       or amendment to the accompanying joint
       proxy statement/prospectus is timely
       provided to holders of SunTrust common
       stock and holders of SunTrust preferred
       stock.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Cohen & Steers Low Duration Preferred and Income Fund, Inc.
By (Signature)       /s/ Dana A. DeVivo
Name                 Dana A. DeVivo
Title                Secretary and Chief Legal Officer
Date                 08/14/2020